PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.2%
Asset-Backed Securities 20.3%
Collateralized Loan Obligations 20.2%
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.436%(c)	10/20/34		4,725	$4,752,858
Apidos CLO Ltd. (United Kingdom), Series 2022-42A, Class D, 144A, 3 Month SOFR + 5.760% (Cap N/A, Floor 5.760%)	11.085(c)	01/20/36		1,500	1,516,287
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.325(c)	07/20/35		5,000	5,091,555
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.979(c)	07/15/30		14,250	14,260,545
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.256(c)	04/15/35	EUR	3,750	3,995,208
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.023(c)	07/24/36		16,525	16,797,805
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	7.236(c)	07/20/34		250	250,493
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.625(c)	04/20/35		8,500	8,565,037
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.325(c)	04/20/35		5,000	5,036,040
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.325(c)	10/20/35		5,000	5,148,622

Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	7.305(c)	04/24/34		5,000	5,003,972
Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.973(c)	01/27/36		18,250	18,354,134
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A2, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	7.675(c)	01/20/35		4,125	4,163,462

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CarVal CLO Ltd. (United Kingdom), (cont’d.)
Series 2023-01A, Class B1, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.075%(c)	01/20/35		3,975	$3,981,438

CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	5.406(c)	01/15/34	EUR	2,000	2,142,342
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.286(c)	10/20/34		15,000	15,032,119
Gallatin CLO Ltd. (Bermuda), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.379(c)	10/14/35		10,000	10,124,405
Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.124(c)	07/25/36		18,600	18,766,293
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31		1,187	1,188,339
Guggenheim CLO Ltd. (Cayman Islands), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	9.129(c)	01/15/35		3,750	3,760,818
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.537(c)	04/28/37		13,500	13,514,175
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.275(c)	07/20/36		17,900	18,177,269
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.229(c)	04/15/35		12,500	12,505,546
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.429(c)	04/15/37		4,000	4,010,516

LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.236(c)	07/20/34		1,300	1,301,025
Logan CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.286(c)	01/20/35		2,950	2,957,310

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	7.254%(c)	04/18/37	11,000	$11,011,594
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.370(c)	07/15/31	9,250	9,255,150
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.432(c)	07/20/37	7,650	7,656,770
Oaktree CLO Ltd. (Cayman Islands), Series 2019-04A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.286(c)	10/20/32	9,500	9,500,000
Ocean Trails CLO Ltd. (United Kingdom), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.822(c)	01/15/37	4,250	4,308,000
OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.571(c)	04/20/37	5,000	5,022,689
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.225(c)	01/20/35	3,200	3,229,193
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.475(c)	01/20/35	11,950	11,950,762

PPM CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.576(c)	04/16/37	3,250	3,274,085
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.975(c)	04/20/35	18,900	19,245,447
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.953(c)	10/20/33	12,500	12,587,527
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.775(c)	01/20/37	17,200	17,446,842
Sound Point CLO Ltd. (United Kingdom), Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.424(c)	01/26/36	17,700	17,823,765

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.935%(c)	10/25/34		1,500	$1,471,761
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,395,377
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.879(c)	01/14/34		14,000	14,054,512
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.338(c)	08/16/34		5,000	5,007,927
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.975(c)	07/21/35		18,900	18,919,159
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class BR, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.075(c)	01/20/36		12,000	12,175,024
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.286(c)	04/22/34		8,350	8,346,587
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.785(c)	07/20/35		10,000	10,012,637

Valley Stream Park CLO Ltd. (United Kingdom), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.575(c)	10/20/34		4,500	4,535,015
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.229(c)	10/17/32		8,650	8,674,896
Wellfleet CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.390(c)	07/15/34		2,850	2,855,330
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.780(c)	07/15/31		1,500	1,500,879
					424,658,541

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720%	04/20/40	2,023	$2,069,738

Total Asset-Backed Securities (cost $421,205,458)				426,728,279
Corporate Bonds 16.8%
Airlines 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	301,406
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	3,575	3,221,433
				3,522,839
Auto Parts & Equipment 0.0%
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	830	703,843
Banks 12.9%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	60,207	58,766,534
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	5,384	5,048,149
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	9,870	9,863,094
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	1,025	1,018,367
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	54,966,956
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	23,000	21,688,609
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,760,949
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	20,058	18,642,224
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	47,356	46,525,056
Jr. Sub. Notes, Series II(a)	4.000(ff)	04/01/25(oo)	17,500	16,958,580
Jr. Sub. Notes, Series NN	6.875(ff)	06/01/29(oo)	295	304,700

Royal Bank of Canada (Canada), Jr. Sub. Notes	7.500(ff)	05/02/84	14,250	14,514,749
State Street Corp., Jr. Sub. Notes, Series I	6.700(ff)	03/15/29(oo)	100	101,259

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600%(ff)	06/05/34(oo)	2,725	$2,684,125
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942(c)	09/30/24	2,161	2,154,465
U.S. Bancorp, Jr. Sub. Notes(a)	3.700(ff)	01/15/27(oo)	5,363	4,776,438
Wells Fargo & Co., Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	10,275	9,765,145
				270,539,399
Building Materials 0.2%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	2,695	2,694,928
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,603	2,516,007
				5,210,935
Chemicals 0.1%
Chemours Co. (The), Gtd. Notes, 144A	4.625	11/15/29	2,250	1,918,870
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	175	158,969
				2,077,839
Commercial Services 0.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,846	1,770,279
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	341,300
Hertz Corp. (The), Gtd. Notes, 144A(a)	5.000	12/01/29	1,075	709,249
				2,820,828

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric 0.8%
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625%	02/01/29		4,400	$4,089,145
Vistra Corp.,
Jr. Sub. Notes, 144A(a)	7.000(ff)	12/15/26(oo)		7,375	7,322,373
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,225	5,304,528
					16,716,046
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		835	741,448
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30		4,200	3,693,942
					4,435,390
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32		500	427,807
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	1,446,560
					1,874,367
Internet 0.2%
United Group BV (Slovenia), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 4.250%)	8.078(c)	02/01/29	EUR	4,000	4,368,932
Media 0.4%
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	293,894
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	898,160
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	86,178
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 - 09/25/20)(f)	6.625	08/15/27(d)		3,075	57,343

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co., (cont’d.)
Sec’d. Notes, 144A (original cost $1,839,782; purchased 01/14/21 - 01/26/21)(f)	5.375%	08/15/26(d)	2,080	$37,752
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	450	178,957
Gtd. Notes	7.375	07/01/28	350	157,626
Gtd. Notes	7.750	07/01/26	1,000	640,387

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	2,800	2,812,553
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	200	148,292
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	200	91,936

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	4.125	12/01/30	3,000	2,034,020
				7,437,098
Oil & Gas 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	673
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	2,650	2,558,184
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,599,506

Nabors Industries, Inc., Gtd. Notes, 144A(a)	7.375	05/15/27	2,630	2,624,979
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.079(c)	12/15/28	2,920	2,920,399
				11,703,741
Packaging & Containers 0.2%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	3,111,875

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375%	02/01/31	1,745	$1,487,175
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	911,543
				2,398,718
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	7,519	5,433,235
Gtd. Notes	9.750	06/15/25	101	101,056
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	1,049,098
				6,583,389
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	2,195	1,822,271
Telecommunications 0.3%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $16,106; purchased 11/14/23)^(f)	0.000	12/31/30	14	17,019
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $17; purchased 11/14/23)^(f)	0.000	12/31/30	170	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $3,983; purchased 11/14/23)^(f)	0.000	12/31/30	2	784
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $20; purchased 11/14/23)^(f)	0.000	12/31/30	198	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,862,816; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27	3,084	3,010,787
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $566,086; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	863	689,461
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.000	04/15/31	1,000	545,795
Sec’d. Notes, 144A	4.500	04/01/30	325	186,089

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sec’d. Notes, 144A	4.875%	06/15/29	150	$89,992
Sr. Sec’d. Notes, 144A	10.500	04/15/29	375	374,154
Sr. Sec’d. Notes, 144A	10.500	05/15/30	498	496,593
Sr. Sec’d. Notes, 144A	11.000	11/15/29	1,848	1,896,331
				7,307,005

Total Corporate Bonds (cost $368,976,081)				352,634,515
Floating Rate and Other Loans 60.7%
Advertising 0.3%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.909(c)	12/17/26	7,020	5,527,548
Aerospace & Defense 0.5%
Propulsion BC FI (Spain), Term Loan, 1 Month SOFR + 4.000%	8.898(c)	09/14/29	1,225	1,235,106
Transdigm, Inc.,
Term Loan I, 3 Month SOFR + 2.750%	8.059(c)	08/24/28	4,869	4,890,319
Tranche K Term Loan, 3 Month SOFR + 2.750%	8.059(c)	03/22/30	1,850	1,857,569

TransDigm, Inc., Tranche J Term Loan, 3 Month SOFR + 3.250%	7.843(c)	02/28/31	3,342	3,354,851
				11,337,845
Agriculture 0.3%
Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.350%^	8.679(c)	10/15/26	2,075	2,028,055
Term B Loan, 1 Month SOFR + 4.114%	9.444(c)	10/13/28	3,359	3,333,819
				5,361,874
Airlines 1.2%
American Airlines, Inc.,
Initial Term Loan, 6 Month SOFR + 3.500%	8.775(c)	06/04/29	5,542	5,529,531
Initial Term Loan, 3 Month SOFR + 5.012%	10.336(c)	04/20/28	7,849	8,143,058

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines (cont’d.)

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month SOFR + 5.400%	10.733%(c)	06/21/27	4,876	$4,988,002
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 2.750%	8.071(c)	02/22/31	7,125	7,138,993
				25,799,584
Apparel 0.1%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.694(c)	11/24/28	1,329	1,322,749
Auto Parts & Equipment 1.6%
Adient US LLC, Term B-2 Loan, 1 Month SOFR + 2.750%	8.079(c)	01/31/31	3,560	3,584,865
Dexko Global, Inc., 2023 Incremental Term Loan, 3 Month SOFR + 4.250%	9.559(c)	10/04/28	2,768	2,771,523
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	2,333	2,304,811
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	10,441	10,314,752
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%	14.141(c)	03/30/28	6,200	6,014,000

RealTruck Group, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	8.944(c)	01/31/28	1,495	1,492,867
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	1,461	1,416,153
Term B Loan, 3 Month SOFR + 5.100%	10.407(c)	11/17/28	6,847	6,676,288
				34,575,259
Banks 0.1%
Walker & Dunlop, Inc., Incremental Term B Loan, 1 Month SOFR + 3.000%^	7.679(c)	12/16/28	2,327	2,329,408

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Beverages 0.8%
Brewco Borrower LLC, First-Out New Money Term Loan, 3 Month SOFR + 6.250%	11.579%(c)	04/05/28	4,552	$4,568,840
City Brewing Co. LLC,
First -Out Term Loan, 3 Month SOFR + 3.762%^	9.090(c)	04/05/28	2,622	2,386,073
Second Out Term Loan, 3 Month SOFR + 5.262%	10.590(c)	04/05/28	6,173	4,629,509

Pegasus Bidco BV (Netherlands), 2024-1 Term Dollar Loan, 3 Month SOFR + 3.750%	9.072(c)	07/12/29	5,000	5,025,000
				16,609,422
Building Materials 1.4%
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.942(c)	08/01/28	8,562	8,669,284
Tranche C Term Loan, 1 Month SOFR + 4.500%	9.817(c)	05/15/31	875	876,459

CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.179(c)	11/23/27	2,506	2,485,204
Emerald Borrower LP, Initial Term B Loan, 1 Month SOFR + 2.500%	7.829(c)	05/31/30	7,628	7,672,641
MIWD HoldCo II LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.500%	8.829(c)	03/28/31	3,475	3,498,456
Smyrna Ready Mix Concrete LLC, New Term B Loan, 1 Month SOFR + 3.500%^	8.821(c)	04/02/29	1,458	1,466,794
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%^	10.442(c)	10/12/28	4,171	4,165,557
				28,834,395
Chemicals 3.4%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.074(c)	08/27/26	5,725	5,704,895
Chemours Co. (The), Tranche B-3 USD Term Loan, 1 Month SOFR + 3.500%	8.829(c)	08/18/28	2,017	2,028,741
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 1 Month SOFR + 4.500%	9.829(c)	11/15/30	5,000	4,964,060

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 4.250%	9.571%(c)	08/18/28	6,264	$6,271,917
INEOS US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.600%	8.929(c)	02/18/30	2,109	2,110,381
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.179(c)	03/14/30	2,581	2,579,424
New Term B Loan, 1 Month SOFR + 4.350%	9.679(c)	04/02/29	4,499	4,496,492

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.180(c)	06/28/28	5,510	5,279,434
LSF11 A5 HoldCo, LLC, Incremental Term Loan, 1 Month SOFR + 4.350%	9.679(c)	10/15/28	12,580	12,592,517
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan	10.434	01/03/29(d)	6,859	97,746
Olympus Water US Holding Corp., Term B-4 Loan, 3 Month SOFR + 4.250%	9.576(c)	11/09/28	4,577	4,603,347
Starfruit Finco BV,
Incremental Term B Loan, 1 Month SOFR + 3.500%	8.820(c)	04/03/28	6,865	6,906,180
Term B Loan, 3 Month SOFR + 3.500%	8.826(c)	04/03/28	3,097	3,117,245

Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 3 Month SOFR + 4.750%	10.077(c)	10/26/26	4,493	4,486,107
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 8.000%^	15.328(c)	12/31/25	1,581	1,580,619
Term Loan, 3 Month SOFR + 10.000%	15.299(c)	10/12/28	3,974	3,939,150
				70,758,255
Commercial Services 5.9%
Albion Financing Sarl, 2023 Incremental USD Term Loan, 3 Month SOFR + 5.500%	10.831(c)	08/17/26	3,985	4,007,164
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	9.179(c)	05/12/28	8,406	8,404,169
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.321(c)	02/15/29	5,565	5,595,901

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
API Group DE, Inc., 2021 Repriced Term B Loan, 1 Month SOFR + 2.000%	7.329%(c)	01/03/29	2,957	$2,966,856
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	06/29/28	6,200	6,228,573
Avis Budget Car Rental LLC, New Tranche C Term Loan, 1 Month SOFR + 3.100%	8.429(c)	03/16/29	7,800	7,796,100
Cimpress USA LLC (Ireland), 2024 Refinancing Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	8.329(c)	05/17/28	1,524	1,521,784
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.944(c)	06/02/28	11,518	11,328,313
Crisis Prevention Institute, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	10.043(c)	04/09/31	3,925	3,944,625
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	10.802(c)	01/31/31	1,325	1,325,000
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	7.330(c)	08/11/25	10,104	9,818,770
Garda World Security Corp. (Canada), Fourth Additional Term Loan, 3 Month SOFR + 4.250%	9.583(c)	02/01/29	698	703,984
Grant Thornton LLP, Term Loan	—(p)	06/02/31	3,500	3,508,750
GTCR W Merger Sub LLC, Initial USD Term Loan, 3 Month SOFR + 3.000%	8.309(c)	01/31/31	8,820	8,847,615
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.579(c)	03/06/28	8,133	8,105,818
Inmar, Inc., Initial Term Loan, 1 Month SOFR + 5.500%	10.816(c)	05/01/26	1,995	2,002,456
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	02/08/28	2,584	2,578,837
Kuehg Corp., Term B Loan, 3 Month SOFR + 4.500%	9.823(c)	06/12/30	7,206	7,238,586
Latham Pool Products, Inc., Initial Term Loan, 1 Month SOFR + 3.850%	9.444(c)	02/23/29	8,670	8,496,902

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.512%	9.859%(c)	09/01/28	4,082	$3,408,062
NAB Holdings LLC, First Lien Term Loan, 3 Month SOFR + 2.900%	8.209(c)	11/23/28	557	557,796
Omnia Partners LLC, Repriced Term Loan, 2 Month SOFR + 3.250%	8.574(c)	07/25/30	4,688	4,705,100
PG Polaris Bidco Sarl (Luxembourg), Initial Term Loan, 3 Month SOFR + 3.500%	8.812(c)	03/26/31	3,200	3,220,998
Ryan LLC, Initial Term Loan, 1 Month SOFR + 3.500%	8.828(c)	11/14/30	1,832	1,841,304
VT Topco, Inc., Term B Loan, 1 Month SOFR + 3.500%	8.829(c)	08/09/30	2,095	2,102,170
WMB Holdings, Inc., Tranche B USD Term Loan, 1 Month SOFR + 2.750%	8.079(c)	11/02/29	3,920	3,934,385
				124,190,018
Computers 2.7%
ConvergeOne Holdings Corp., Term Loan, 3 Month PRIME + 4.000%	12.500(c)	01/04/26(d)	12,492	2,310,963
Convergeone Holdings, Inc., Dip Loan, 1 Month SOFR + 8.000%^	13.323(c)	09/30/24	3,644	3,607,598
Fortress Intermediate, Term Loan^	—(p)	06/30/31	7,200	7,218,000
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.579(c)	03/01/29	4,000	4,005,000
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	9.163(c)	03/01/29	8,811	8,806,745

NCR Atleos LLC, Term B Loan, 3 Month SOFR + 4.850%	10.179(c)	03/27/29	8,371	8,443,843
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.179(c)	02/01/28	7,256	7,256,808
Redstone Holdco 2 LP, First Lien Initial Term Loan, 1 Month SOFR + 4.864%	10.194(c)	04/27/28	3,656	3,131,749
Sandvine Corp. (Canada), Initial Term Loan (First Lien), 6 Month SOFR + 4.928%	10.153(c)	10/31/25	7,731	1,778,232

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)

SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	10.312%(c)	05/18/28		3,042	$3,043,008
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.598(c)	08/20/25		8,197	7,081,171
					56,683,117
Cosmetics/Personal Care 0.6%
Rainbow UK Bidco, Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.500%	9.725(c)	02/23/29	GBP	9,275	11,670,935
Distribution/Wholesale 0.8%
AIP RD Buyer Corp., 2024 Term Loan, 1 Month SOFR + 4.500%	9.829(c)	12/23/28		731	736,353
Closure Systems International Group, Inc., Amendment No. 4 Term Loan, 1 Month SOFR + 4.000%	9.329(c)	03/22/29		1,775	1,780,916
Fastlane Parent Co., Inc., Term B Loan, 1 Month SOFR + 4.500%	9.829(c)	09/29/28		522	520,634
Gloves Buyer, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	12/29/27		1,696	1,693,510
Quimper AB (Sweden), New Facility B, 3 Month EURIBOR + 2.925%	6.833(c)	02/16/26	EUR	4,500	4,880,894
Resideo Funding, Inc., Term Loan, 1 Month SOFR + 2.000%^	7.310(c)	06/13/31		2,625	2,631,562
Windsor Holdings III LLC, 2024 Term B Loan, 1 Month SOFR + 4.000%	9.320(c)	08/01/30		5,509	5,561,235
					17,805,104
Diversified Financial Services 1.6%
Blackhawk Network Holdings, Inc., Term B Loan, 1 Month SOFR + 5.000%	10.329(c)	03/12/29		4,732	4,747,828
Castlelake Aviation Finance DAC, 2023 Incremental Term Loan, 3 Month SOFR + 2.750%	8.079(c)	10/22/27		3,198	3,210,293
Castlelake Aviation One, Initial Term Loan, 3 Month SOFR + 2.500%	7.829(c)	10/22/26		3,202	3,206,290

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services (cont’d.)
Creative Planning LLC, Initial Term Loan, 1 Month SOFR + 2.000%	7.321%(c)	05/16/31	4,200	$4,200,000
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.442(c)	03/20/28	8,636	8,639,580
Nuvei Technologies Corp. (Canada), Initial Term Loan, 1 Month SOFR + 3.100%	8.429(c)	12/19/30	6,559	6,579,058
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.100%	8.429(c)	01/13/29	2,629	2,631,489
				33,214,538
Electric 0.7%
Discovery Energy Holding Corp., Initial Dollar Term Loan, 1 Month SOFR + 4.750%	10.063(c)	05/01/31	4,575	4,595,967
Generation Bridge Northeast LLC, Term B Loan, 1 Month SOFR + 3.500%	8.829(c)	08/22/29	1,783	1,797,727
Heritage Power LLC, Term Loan, 1 Month SOFR + 5.500%	10.820(c)	07/20/28	1,319	1,272,963
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	11.080(c)	01/29/27	7,170	7,009,021
Extended Term C Loan, 3 Month SOFR + 5.750%	11.080(c)	01/29/27	406	396,377
				15,072,055
Electronics 0.7%
Celestica, Inc. (Canada), Term Loan^	—(p)	06/20/31	2,625	2,621,719
Coherent Corp., Term B-1 Loan, 1 Month SOFR + 2.500%	7.829(c)	07/02/29	4,303	4,310,970
Ingram Micro, Inc., Term B Loan, 3 Month SOFR + 3.262%	8.571(c)	06/30/28	3,590	3,608,401
Roper Industrial Product, Tranche B Dollar Term Loan, 3 Month SOFR + 4.000%	9.302(c)	11/22/29	1,980	1,993,663
TTM Technologies, Inc., New Term B Loan, 1 Month SOFR + 2.750%^	8.063(c)	05/30/30	2,053	2,056,019
				14,590,772

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Engineering & Construction 0.6%
Aegion Corp., New Initial Term Loan, 1 Month SOFR + 4.250%	9.579%(c)	05/17/28	3,939	$3,963,186
Brown Group Holding LLC, Initial Term Loan, 1 Month SOFR + 2.850%	8.179(c)	06/07/28	5,093	5,106,807
Michael Baker International LLC, Term Loan^	5.750	12/01/28	600	601,500
Rockwood Service Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	01/23/27	2,207	2,219,808
				11,891,301
Entertainment 3.4%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.959(c)	02/10/27	11,718	9,735,758
Allwyn Entertainment Financing US LLC, Term Loan^	—(p)	06/30/31	2,075	2,075,000
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 4.000%	9.242(c)	02/15/29	4,258	4,286,059
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 3 Month SOFR + 2.750%	8.097(c)	02/06/31	2,875	2,880,647
Term B Loan, 3 Month SOFR + 2.750%	8.097(c)	02/06/30	7,861	7,872,828

Cinemark USA, Inc., Term Loan, 1 Month SOFR + 3.750%	9.052(c)	05/24/30	6,333	6,372,338
ECL Entertainment LLC, Term B Loan, 1 Month SOFR + 4.000%	9.329(c)	08/31/30	1,700	1,709,214
Entain PLC (United Kingdom), Facility B-3, 1 Month SOFR + 2.750%	8.070(c)	10/31/29	7,444	7,456,324
Flutter Financing BV (Ireland), Term B Loan, 3 Month SOFR + 2.250%	7.559(c)	11/25/30	5,436	5,451,398
Golden Entertainment, Inc., Term B-1 Facility Term Loan, 1 Month SOFR + 2.750%	8.175(c)	05/28/30	4,096	4,103,817
Great Canadian Gaming Co., Term B Loan, 3 Month SOFR + 4.262%	9.590(c)	11/01/26	4,722	4,747,496
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.694(c)	04/26/28	6,800	6,778,750

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.762%	13.064%(c)	06/03/28	4,173	$4,021,520
Second Out Term Loan, 3 Month SOFR + 7.762%^	13.064(c)	06/03/28	8,072	3,874,670
				71,365,819
Environmental Control 0.8%
Action Environmental Group, Inc. (The), Second Amendment Term B Loan, 2 Month SOFR + 4.000%^	9.324(c)	10/24/30	5,410	5,443,594
Covanta Holding Corp.,
2024 Incremental Term B Loan, 1 Month SOFR + 2.750%	8.071(c)	11/30/28	3,240	3,253,487
2024 Incremental Term C Loan, 1 Month SOFR + 2.750%	8.071(c)	11/30/28	177	177,546
Initial Term B Loan, 1 Month SOFR + 2.500%	7.829(c)	11/30/28	2,249	2,253,127
Initial Term C Loan, 1 Month SOFR + 2.500%	7.829(c)	11/30/28	172	172,218

JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 4.500%	9.829(c)	10/17/30	3,322	3,321,688
Madison IAQ LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.685(c)	06/21/28	1,985	1,986,927
				16,608,587
Foods 0.3%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	06/09/28	6,477	6,229,654
Healthcare-Products 0.3%
Auris Luxembourg III Sarl (Denmark), Facility B-4, 6 Month SOFR + 4.678%	9.992(c)	02/27/29	1,450	1,451,812
Medline Borrower LP, Term B Loan, 1 Month SOFR + 2.750%	8.079(c)	10/23/28	5,217	5,246,165
				6,697,977

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Services 2.0%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	9.702%(c)	02/15/29	9,582	$7,976,898
Charlotte Buyer, Initial Term B Loan, 1 Month SOFR + 5.250%	10.571(c)	02/11/28	4,149	4,171,787
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.500%	9.322(c)	02/04/27	2,986	2,996,920
Pacific Dental Services LLC, Refinancing Term Loan, 1 Month SOFR + 3.250%	8.567(c)	03/15/31	3,532	3,556,169
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	8.579(c)	02/21/31	9,840	9,841,142
Radnet Management, Inc., Term B Loan, 3 Month SOFR + 2.500%	7.827(c)	04/18/31	2,125	2,126,993
Select Medical Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	8.329(c)	03/06/27	3,652	3,661,804
Sound Inpatient Physicians, Inc.,
Second Lien Initial Loan, 3 Month SOFR + 7.012%	12.341(c)	06/26/26	2,652	1,702,493
Second Lien Initial Loan, 3 Month SOFR + 7.012%	12.341(c)	06/26/26	1,589	1,020,296
Second Lien Initial Loan, 3 Month SOFR + 7.012%	12.341(c)	06/26/26	12,776	1,788,698

Surgery Center Holdings, Inc., New First Lien Term Loan, 1 Month SOFR + 3.500%	8.821(c)	12/19/30	3,725	3,741,509
				42,584,709
Holding Companies-Diversified 0.8%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	9.079(c)	11/01/30	7,256	7,283,080
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%^	9.830(c)	12/19/30	11,018	9,971,169
				17,254,249
Home Furnishings 0.9%
Snap One Holdings Corp., Initial Term Loan, 3 Month SOFR + 4.650%	9.952(c)	12/08/28	5,830	5,836,798

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Home Furnishings (cont’d.)
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.679%(c)	06/29/28	10,839	$10,353,402
Weber-Stephen Products LLC,
2022 Incrementeal Term B Loan, 1 Month SOFR + 4.350%	9.679(c)	10/30/27	1,788	1,657,906
Initial Term B Loan, 1 Month SOFR + 3.364%	8.694(c)	10/30/27	758	697,432
				18,545,538
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	10/06/28	6,198	5,166,942
Insurance 2.1%
Acrisure LLC,
2020 Term B Loan, 1 Month LIBOR + 3.500%	8.944(c)	02/15/27	15,913	15,897,796
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	9.694(c)	02/15/27	1,564	1,567,910

Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	02/14/31	5,131	5,169,734
Asurion LLC,
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.429(c)	08/19/28	2,275	2,246,837
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.679(c)	08/21/28	1,089	1,080,016
New B-4 Term Loan, 1 Month SOFR + 5.364%	10.694(c)	01/20/29	7,660	7,118,414
New B-9 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	07/31/27	8,606	8,454,511

Broadstreet Partners, Inc., Term Loan	—(p)	06/13/31	3,025	3,036,885
				44,572,103
Internet 0.5%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.681(c)	11/30/27	3,350	3,229,959
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	9.579(c)	05/03/28	6,990	6,997,555
				10,227,514

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.4%
Guardian US Holdco, Initial Term Loan, 3 Month SOFR + 3.500%	8.809%(c)	01/31/30	5,811	$5,799,074
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250%^	6.250(c)	10/31/29	2,035	2,593,535
				8,392,609
Leisure Time 0.8%
Alterra Mountain Co., Term Loan	—(p)	05/31/30	1,075	1,083,063
Amer Sports Co. (Finland), Initial USD Term Loan, 3 Month SOFR + 3.250%	8.577(c)	02/17/31	2,525	2,540,781
Bombardier Recreational Products, Inc. (Canada),
2023 Replacement Term Loan, 1 Month SOFR + 2.750%	8.079(c)	12/13/29	3,692	3,702,981
2024 Extended Term Loan, 1 Month SOFR + 2.750%	8.079(c)	01/22/31	1,496	1,499,505

Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.425(c)	12/01/28	1,947	1,922,110
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.500%	8.829(c)	05/01/31	2,625	2,636,484
Recess Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.829(c)	02/21/30	2,700	2,713,500
				16,098,424
Lodging 0.3%
Travel Leisure Co., 2023 Incremental Term Loan, 1 Month SOFR + 3.350%	8.671(c)	12/14/29	5,427	5,457,613
Machinery-Diversified 2.2%
Chart Industries, Inc., New Term B Loan, 1 Month SOFR + 3.350%	8.673(c)	03/15/30	8,591	8,629,069
CPM Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.813(c)	09/28/28	1,272	1,271,282
DXP Enterprises, Inc., Initial Term Loan, 6 Month SOFR + 4.850%	10.164(c)	10/11/30	1,144	1,149,971

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B (USD), 3 Month SOFR + 4.512%	10.588%(c)	12/31/26	5,642	$5,346,252
First Lien Facility B, 3 Month SOFR + 0.362%	12.588(c)	12/31/27	4,473	3,757,061
Second Lien Facility B, 3 Month SOFR + 0.362%	12.588(c)	12/31/27	6,063	928,375

Hyster-Yale Group, Inc., Term B Loan Facility, 1 Month SOFR + 3.614%	8.944(c)	05/26/28	7,861	7,816,573
LSF12 Badger Bidco LLC, Initial Term Loan, 1 Month SOFR + 6.000%	11.329(c)	08/30/30	2,143	2,129,296
Star US Bidco LLC, Initial Term Loan, 1 Month SOFR + 4.350%	9.679(c)	03/17/27	423	425,792
STS Operating, Inc., First Refinancing Term Loan, 3 Month SOFR + 4.100%	9.420(c)	03/25/31	3,700	3,724,279
TK Elevator US Newco, Inc. (Germany), Facility B-2 (USD), 1 Month SOFR + 3.500%	8.791(c)	04/30/30	10,912	10,982,376
				46,160,326
Media 2.6%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.329(c)	10/31/27	3,226	2,814,251
Audacy Capital Corp.,
Term B-2 Loan	8.074	11/18/24	4,192	2,231,977
Term Loan, 1 Month SOFR + 6.114%	11.444(c)	08/19/24	331	330,850

Charter Communications Operating LLC, Term B-4 Loan, 3 Month SOFR + 2.000%	7.302(c)	12/07/30	1,596	1,585,581
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.817(c)	01/18/28	9,088	8,727,699
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24	3,573	5,177,702
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	644	605,504
Second Lien Term Loan	8.175	08/24/26(d)	55,772	1,045,716

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.694(c)	09/25/26	9,915	7,782,102
Sinclair Television Group, Inc., Term B-4 Loan, 1 Month SOFR + 3.850%	9.179(c)	04/21/29	6,491	4,356,804

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.694%(c)	03/15/26	2,377	$2,376,042
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.559(c)	06/24/29	3,144	3,142,035
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.694(c)	01/31/29	5,372	5,336,259
Term Loan^	—(p)	01/31/29	4,300	4,267,750

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.350%	8.656(c)	03/31/31	5,895	5,675,411
				55,455,683
Metal Fabricate/Hardware 1.6%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.579(c)	05/13/29	6,291	6,330,000
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, 1 Month SOFR + 4.000%	9.329(c)	08/16/29	5,885	5,933,068
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30	7,570	7,513,225
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.555(c)	10/12/28	5,141	5,024,961
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.429(c)	03/31/28	1,706	1,684,260
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.427(c)	03/31/28	331	326,669

Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 1 Month SOFR + 6.000%^	11.313(c)	03/01/30	5,191	5,100,157
Wireco Worldgroup, Inc., 2023 Term B Loan, 3 Month SOFR + 3.750%	9.075(c)	11/13/28	1,948	1,945,098
				33,857,438
Mining 0.3%
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loan, 1 Month SOFR + 3.750%	9.079(c)	08/19/30	6,244	6,293,614

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Miscellaneous Manufacturing 0.5%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%^	8.937%(c)	11/30/28	4,750	$4,726,250
Gates Global LLC,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.000%	8.329(c)	11/16/29	1,562	1,564,536
Term Loan, 1 Month SOFR + 2.250%	7.560(c)	06/04/31	4,500	4,508,437
				10,799,223
Packaging & Containers 0.9%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 3.775%	9.104(c)	04/13/29	5,483	5,510,237
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month SOFR + 3.864%	9.194(c)	07/31/26	2,057	2,059,965
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), PRIME + 4.600%	9.927(c)	10/02/28	1,913	1,662,740
Proampac PG Borrower LLC, 2024 Term B Loan, PRIME + 8.500%	9.329(c)	09/15/28	1,067	1,074,114
Supplyone, Inc., Term B Loan, 1 Month SOFR + 4.250%	9.579(c)	04/19/31	3,975	4,009,781
Trident TPI Holdings, Inc.,
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.559(c)	09/15/28	2,674	2,680,003
Tranche B-6 Term Loan, 3 Month SOFR + 4.000%	9.302(c)	09/15/28	2,496	2,503,984
				19,500,824
Pharmaceuticals 0.6%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	9.409(c)	10/01/27	8,270	8,024,306
Sharp Services LLC, Tranche C Term Loan, 3 Month SOFR + 3.750%^	9.052(c)	12/31/28	3,747	3,780,246
				11,804,552

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Pipelines 0.4%
BIP Pipeco Holdings LLC, Term Loan, 3 Month SOFR + 3.250%	8.556%(c)	12/05/30		2,675	$2,682,522
GIP PILOT ACQUISITION PARTNERS LP, 2024 Term B Loan, 3 Month SOFR + 2.500%	7.827(c)	10/04/30		4,190	4,205,211
Prairie ECI Acquiror LP, Initial Term B-2 Loan, 1 Month SOFR + 4.750%	10.079(c)	08/01/29		1,861	1,865,431
					8,753,164
Private Equity 0.3%
Harbourvest Partners LP, 2024 Term Loan Facility, 1 Month SOFR + 2.500%^	7.829(c)	04/19/30		6,512	6,520,188
Real Estate 0.7%
BRP Nimbus LLC, Initial Term B Loan, 1 Month SOFR + 2.600%	7.929(c)	08/27/25		10,131	10,081,604
Greystar Real Estate Partners LLC, Term B-1 Loan, 3 Month SOFR + 3.250%^	8.577(c)	08/21/30		5,525	5,552,402
					15,634,006
Real Estate Investment Trusts (REITs) 1.0%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%	8.829(c)	05/09/29		16,361	15,665,525
Starwood Property Mortgage LLC,
Term B Loan, 1 Month SOFR + 3.250%	8.579(c)	11/18/27		2,610	2,616,111
Term B-3 Loan, 1 Month SOFR + 3.350%^	8.679(c)	07/24/26		2,305	2,311,075
					20,592,711
Retail 2.2%
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.701(c)	07/27/29	GBP	1,500	1,382,561
Dave & Buster’s, Inc., 2024 Refinancing Term B Loan, 1 Month SOFR + 3.250%	8.625(c)	06/29/29		5,676	5,700,850
EG America LLC (United Kingdom), Facility B Tranche C, SOFR + 5.928%	11.269(c)	02/07/28		3,308	3,233,550

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom),
Additional Term Facility (Tranche C) (GBP), SONIA + 6.500%	11.770%(c)	02/07/25	GBP	886	$1,112,421
Term B Loan Tranche C, 3 Month EURIBOR + 5.500%	9.402(c)	02/07/28	EUR	2,699	2,930,844

Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	9.194(c)	03/06/28		7,382	7,386,076
Johnstone Supply LLC, Term Loan	—(p)	05/16/31		1,925	1,929,010
Kodiak BP LLC, 2024-1 Term Loan, 3 Month SOFR + 3.750%	9.059(c)	03/12/28		2,775	2,792,344
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.179(c)	12/17/27		3,873	3,854,378
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.821(c)	03/03/28		6,160	5,577,463
Prime Source, Intial Term Loan, 3 Month SOFR + 5.564%	8.814(c)	12/28/27		2,500	2,472,187
Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.944(c)	07/28/28		3,108	3,092,040
SRS Distribution, Inc., 2022 Refinancing Term loan, 1 Month SOFR + 3.350%	8.679(c)	06/02/28		1,133	1,139,337
Whatabrands LLC, Term B Loan, 1 Month SOFR + 2.750%	8.079(c)	08/03/28		3,656	3,807,171
					46,410,232
Semiconductors 0.3%
Altar Bidco, Inc., Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	10.399(c)	02/01/30		1,462	1,434,348
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	11.694(c)	04/30/26		6,340	5,515,809
					6,950,157

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., 2023-2 Rolled Term B Loan, 1 Month SOFR + 4.000%	9.321%(c)	06/14/30	4,575	$4,586,699
Software 5.1%
Applovin Corp., 2030 Initial Term Loan, 1 Month SOFR + 2.500%	7.829(c)	08/16/30	3,265	3,274,412
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.579(c)	02/15/29	16,218	16,173,112
BEP Intermediate Holdco LLC, Initial Term Loan, 1 Month SOFR + 3.750%^	9.075(c)	04/25/31	2,000	2,012,500
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, 1 Month SOFR + 4.000%	9.329(c)	12/29/28	9,065	9,127,790
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	8.079(c)	01/31/31	3,375	3,375,844
Cloudera, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	11.429(c)	10/08/29	3,320	3,199,650
Term Loan, 1 Month SOFR + 3.850%	9.179(c)	10/08/28	5,315	5,295,469

Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563(c)	05/01/31	6,350	6,351,981
CT Technologies Intermediate Holdings, Inc., 2021 Reprice Term Loan, 1 Month SOFR + 4.364%	9.694(c)	12/16/25	3,635	3,629,617
Dun & Bradstreet Corp., Incremental Term B-2, 1 Month SOFR + 2.750%	8.075(c)	01/18/29	5,250	5,263,944
EagleView Technology Corp., First Lien Term Loan, 3 Month SOFR + 3.763%	9.065(c)	08/14/25	3,684	3,596,519
EVERTEC GROUP LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 3.250%	8.579(c)	10/30/30	3,240	3,264,300
Genesys Cloud Services,
2024 Incremental Dollar Term Loan, 1 Month SOFR + 3.864%	9.194(c)	12/01/27	3,367	3,395,178
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%	8.829(c)	12/01/27	1,970	1,982,222

Hireright Holdings Group, 2023 Extending Term, 1 Month SOFR + 4.000%	9.329(c)	09/27/30	4,734	4,732,148

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month SOFR + 4.262%	9.591%(c)	06/02/28	5,593	$5,594,183
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.600%	8.929(c)	10/02/28	5,462	5,371,853
Renaissance Holding Corp., Covenant-Lite First-Lien Term Loan, 3 Month SOFR + 4.250%	9.597(c)	04/05/30	5,639	5,635,147
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.685(c)	07/14/28	5,121	4,096,641
VS Buyer LLC, 2024 Refinancing Initial Term Loan, 1 Month SOFR + 3.250%	8.571(c)	04/12/31	2,750	2,767,187
Waystar Technologies, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	9.329(c)	10/22/29	2,645	2,650,290
Webpros Investments Sarl (Luxembourg), 2024 Term Loan, 1 Month SOFR + 4.000%^	9.328(c)	03/28/31	2,250	2,261,250
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	8.829(c)	12/21/29	3,975	3,972,516
				107,023,753
Telecommunications 4.2%
Altice France SA (France), USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%	9.278(c)	01/31/26	2,655	2,203,514
Aventiv Technologies,
Second Lien Term Loan, 3 Month SOFR + 9.312%	14.621(c)	11/01/25	102	17,546
Second Out Term Loan, 3 Month SOFR + 7.762%	13.071(c)	07/31/25	249	257,330
Super Priority First Lien Third Out Term Loan, 1 Month SOFR + 5.352%	10.661(c)	07/31/25	5,329	4,338,801

CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.302(c)	12/17/27	5,616	5,638,510
CommScope, Inc., Initial Term Loan, 1 Month SOFR + 3.364%	8.694(c)	04/06/26	7,346	6,562,562
Connect Finco SARL (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.829(c)	09/27/29	9,013	8,573,249

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Crown Subsea Communications Holding, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	10.080%(c)	01/30/31	5,280	$5,320,920
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	5,177	4,953,849
Global Tel Link Corp., First Lien Term Loan, 1 Month SOFR + 4.350%	9.679(c)	11/29/25	1,931	1,882,877
GTT Communications, Inc.,
Closing Date Term Loan, 3 Month SOFR + 9.100%	14.409(c)	06/30/28	1,643	1,149,852
Closing Date USD Term Loan, 1 Month SOFR + 7.100%	12.428(c)	12/30/27	1,993	1,833,645
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29	4,664	4,518,681
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30	4,666	4,497,445

Lorca Co., Term Loan	—(p)	04/30/31	2,225	2,236,125
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29	1,365	947,332
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785(c)	04/15/30	1,395	959,272
Term Loan^	—(p)	06/01/28	111	87,905
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	70	6,960
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	10,885	5,986,484
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	19,121	2,868,215

Orbcomm, Inc., Closing Date Term Loan, 3 Month SOFR + 4.512%	9.749(c)	09/01/28	2,055	1,741,826
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	11.073(c)	08/01/29	10,081	9,407,184
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.829(c)	03/02/29	6,432	5,913,760
Initial Term Loan, 1 Month SOFR + 4.614%	9.936(c)	05/30/30	1,317	1,208,277
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.571(c)	10/02/28(d)	11,383	1,664,785
Initial Term Loan- Second Lien, 3 Month SOFR + 7.262%	12.564(c)	10/01/29(d)	6,630	318,240

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.444%(c)	03/09/27	4,195	$3,627,245
				88,722,391
Textiles 0.8%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.202(c)	12/12/25	16,991	16,523,269
Transportation 0.7%
First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%	8.564(c)	07/21/28	4,309	4,316,263
Initial Term C Loan, 3 Month SOFR + 3.262%	8.564(c)	07/21/28	1,310	1,312,423

Kenan Advantage Group, Inc. (The), Term B-3 Loan, 1 Month SOFR + 3.750%	9.079(c)	01/25/29	600	598,500
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 3.000%	8.329(c)	09/15/28	7,099	7,114,151
STG Logistics, Inc., Initial Term Loan, 3 Month SOFR + 6.150%	11.452(c)	03/24/28	1,678	1,225,127
				14,566,464

Total Floating Rate and Other Loans (cost $1,391,287,234)				1,276,930,611
Residential Mortgage-Backed Securities 0.7%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.824(c)	05/25/33	4,885	4,922,724
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.674(c)	03/29/27	8,894	8,933,722

Total Residential Mortgage-Backed Securities (cost $13,779,397)				13,856,446

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks 0.7%
Chemicals 0.3%
Venator Materials PLC (original cost $7,130,913; purchased 05/15/23 - 10/19/23)*(f)	10,549	$7,100,679
Oil, Gas & Consumable Fuels 0.3%
Chesapeake Energy Corp.(a)	22,987	2,090,208
Heritage Power LLC*^	182,367	3,647,340
Heritage Power LLC*^	8,021	160,420
Heritage Power LLC*^	209,883	104,942
		6,002,910
Pharmaceuticals 0.0%
Endo International PLC, 144A*^	6,633	189,041
Endo, Inc.*^	32,197	917,614
		1,106,655
Software 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	541
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $335,332; purchased 01/29/24 - 01/30/24)*^(f)	275,213	591,708
Intelsat Emergence SA (Luxembourg)*	28,359	1,040,775
		1,632,483

Total Common Stocks (cost $10,784,245)		15,843,268
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $390,050; purchased 01/26/24 - 01/29/24)*^(f) (cost $390,050)	50,618	526,594

Total Long-Term Investments (cost $2,206,422,465)		2,086,519,713

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (7-day effective yield 5.632%) (cost $20,445,106; includes $20,386,477 of cash collateral for securities on loan)(b)(wb)	20,459,619	$20,447,343

TOTAL INVESTMENTS 100.2% (cost $2,226,867,571)		2,106,967,056
Liabilities in excess of other assets(z) (0.2)%		(4,905,093)

Net Assets 100.0%		$2,102,061,963

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $105,415,735 and 5.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,970,483; cash collateral of $20,386,477 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $15,606,259. The aggregate value of $12,032,127 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at May 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), Delayed Draw Term Loan, 4.000%, Maturity Date 10/24/30 (cost $664,471)^	665	$669,375	$4,904	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $748,599)	757	751,323	2,724	—
Ryan LLC, Delayed Draw Term Loan, 3.500%, Maturity Date 11/14/30 (cost $192,857)	193	193,821	964	—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $401,063)	406	401,014	—	(49)
		$2,015,533	$8,592	$(49)
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
531	2 Year U.S. Treasury Notes	Sep. 2024	$108,166,360	$19,070
17	5 Year Euro-Bobl	Sep. 2024	2,128,467	(3,797)
597	5 Year U.S. Treasury Notes	Sep. 2024	63,160,737	166,607
7	10 Year Euro-Bund	Jun. 2024	982,383	19,958
268	10 Year U.S. Treasury Notes	Sep. 2024	29,157,564	108,881
8	20 Year U.S. Treasury Bonds	Sep. 2024	928,500	10,051
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	734,625	10,608
				$331,378

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Forward foreign currency exchange contracts outstanding at May 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	BNP	GBP	13,007	$16,551,838	$16,574,544	$22,706	$—
Euro,
Expiring 06/04/24	MSI	EUR	23,141	25,097,636	25,113,292	15,656	—
				$41,649,474	$41,687,836	38,362	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/04/24	TD	GBP	13,007	$16,172,093	$16,574,544	$—	$(402,451)
Expiring 07/02/24	BNP	GBP	13,007	16,554,140	16,576,924	—	(22,784)
Euro,
Expiring 06/04/24	SSB	EUR	23,141	24,774,130	25,113,292	—	(339,162)
Expiring 07/02/24	MSI	EUR	23,141	25,128,771	25,146,118	—	(17,347)
				$82,629,134	$83,410,878	—	(781,744)
						$38,362	$(781,744)
Credit default swap agreements outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	173,980	3.335%	$11,089,208	$13,551,986	$2,462,778
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	184,750	0.499%	3,918,358	4,517,800	599,442
					$15,007,566	$18,069,786	$3,062,220
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Invesco Senior Loan ETF(T)	1 Day SOFR +40bps(T)/ 5.740%	BNP	06/07/24	4,606	$(34,197)	$—	$(34,197)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).